FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair values of derivative instruments designated and not designated as cash flow hedges
The following table presents the fair values of the Company’s derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	June 30, 2016	December 31, 2015
Designated derivative instruments - long-term assets:
Interest rate swaps	—	487
Non-designated derivative instruments - long-term assets:
Interest rate swaps	—	313
Total derivative instruments - long-term assets	—	800

(in thousands of $)	June 30, 2016	December 31, 2015
Designated derivative instruments - long-term liabilities:
Interest rate swaps	26,693	11,458
Cross currency interest rate swaps	78,674	87,642
Non-designated derivative instruments - long-term liabilities:
Interest rate swaps	13,296	2,897
Cross currency interest rate swaps	10,502	11,645
Total derivative instruments - long-term liabilities	129,165	113,642

Schedule of interest rate swap transactions designated as hedges against specific loans
The summary includes all swap transactions, most of which are hedges against specific loans.

Notional Principal (in thousands of $)	Inception date	Maturity date	Fixed interest rate

$30,163 (reducing to $24,794)	March 2008	August 2018	4.05% - 4.15%
$32,186 (reducing to $23,394)	April 2011	December 2018	2.13% - 2.80%
$47,816 (reducing to $34,044)	May 2011	January 2019	0.80% - 2.58%
$100,000 (remaining at $100,000)	August 2011	August 2021	2.50% - 2.93%
$151,800 (reducing to $79,733)	May 2012	August 2022	1.76% - 1.85%
$105,436 (equivalent to NOK600 million)	October 2012	October 2017	5.92% - 6.23%	*
$37,683 (reducing to $32,142)	February 2013	December 2017	0.81% - 0.82%
$100,000 (remaining at $100,000)	March 2013	April 2023	1.85% - 1.97%
$151,008 (equivalent to NOK900 million)	March 2014	March 2019	6.03%	*
$108,375 (reducing to $70,125)	December 2016	December 2021	1.86% - 3.33%
$110,500 (reducing to $70,125)	January 2017	January 2022	1.56% - 3.09%
$32,760 (reducing to $19,413)	September 2015	March 2022	1.67%
$206,719 (reducing to $149,844)	February 2016	February 2021	1.0725% - 1.2625%

Schedule of currency swap transactions
The Company has entered into currency swap transactions, involving the payment of U.S. dollars in exchange for Norwegian kroner, which are designated as hedges against the NOK600 million senior unsecured bonds due 2017 and NOK900 million senior unsecured bonds due 2019.

Principal Receivable	Principal Payable		Inception date	Maturity date
NOK600 million	$105.4	million	October 2012	October 2017
NOK900 million	$151.0	million	March 2014	March 2019

Schedule of carrying value and estimated fair value of financial assets and liabilities
The carrying value and estimated fair value of the Company’s financial assets and liabilities at June 30, 2016 and December 31, 2015 are as follows:

	June 30, 2016	June 30, 2016	December 31, 2015	December 31, 2015
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Available for sale securities	119,975	119,975	199,594	199,594
Floating rate NOK bonds due 2017	67,368	66,006	63,681	63,719
Floating rate NOK bonds due 2019	90,380	83,170	85,434	79,549
3.75% unsecured convertible bonds due 2016	—	—	117,500	118,021
3.25% unsecured convertible bonds due 2018	350,000	372,505	350,000	378,315
Derivatives:
Interest rate/ currency swap contracts - long-term receivables	—	—	800	800
Interest rate/ currency swap contracts - long-term payables	129,165	129,165	113,642	113,642

Schedule of financial assets and liabilities measured at fair value on a recurring basis
The above fair values of financial assets and liabilities as at June 30, 2016, were measured as follows:

		Fair value measurements using
(in thousands of $)	June 30, 2016	Quoted Prices in Active Markets for identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Available for sale securities	119,975	119,975		—
Interest rate/ currency swap contracts - long-term receivables	—		—
Total assets	119,975	119,975	—	—
Liabilities:
Floating rate NOK bonds due 2017	66,006	66,006
Floating rate NOK bonds due 2019	83,170	83,170
3.25% unsecured convertible bonds due 2018	372,505	372,505
Interest rate/ currency swap contracts - long-term payables	129,165		129,165
Total liabilities	650,846	521,681	129,165	—